Income Taxes	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The details of income tax expense (benefit) are as follows:

	Years Ended September 30
	2013	2012	2011
Current income taxes:
Federal	$1,404,450	$(38,608)	$(178,190)
State	453,347	232,270	263,898
Total current income taxes	1,857,797	193,662	85,708
Deferred income taxes:
Federal	829,080	2,269,921	2,586,877
State	(33,051)	184,405	189,224
Total deferred income taxes	796,029	2,454,326	2,776,101
Amortization of investment tax credits	(9,039)	(9,039)	(14,698)
Total income tax expense	$2,644,787	$2,638,949	$2,847,111

Income tax expense for the years ended September 30, 2013, 2012 and 2011 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2013	2012	2011
Income before income taxes	$6,906,839	$6,935,694	$7,500,584
Income tax expense computed at the federal statutory rate	$2,348,325	$2,358,136	$2,550,199
State income taxes, net of federal income tax benefit	277,395	275,005	299,061
Amortization of investment tax credits	(9,039)	(9,039)	(14,698)
Other, net	28,106	14,847	12,549
Total income tax expense	$2,644,787	$2,638,949	$2,847,111

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2013	2012
Deferred tax assets:
Allowance for uncollectibles	$26,017	$24,757
Accrued pension and postretirement medical benefits	1,997,001	2,698,204
Accrued vacation	229,669	232,516
Over-recovery of gas costs	389,965	—
Costs of gas held in storage	1,055,768	1,181,336
Accrued gas costs	8,999	—
Deferred compensation	493,088	510,288
Interest rate swap	754,149	1,107,186
Other	214,172	279,981
Total gross deferred tax assets	5,168,828	6,034,268
Deferred tax liabilities:
Utility plant	16,593,351	14,925,657
Under-recovery of gas costs	—	260,859
Accrued gas costs	—	374,321
Total gross deferred tax liabilities	16,593,351	15,560,837
Net deferred tax liability	$11,424,523	$9,526,569

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant uncertain tax positions. The Company’s policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.
The Company files a consolidated federal income tax return and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2010 are no longer subject to examination.